CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total operating revenues	$ 639,145	$ 445,538	$ 11,548
General and administrative	171,271	115,203	79,785
Pre-opening costs	807	17,451	3,263
Property charges and other	1,318	1,407	5,799
Related Party [Member]
General and administrative	70,472	52,299	44,005
Pre-opening costs	91	7,533	1,975
Property charges and other	0	1,071	5,622
Casino Contract [Member]
Total operating revenues	259,842	155,527	(56,665)
Cost of revenue	34,704	28,847	29,871
Casino Contract [Member] | Related Party [Member]
Cost of revenue	32,299	27,295	28,740
Rooms [Member]
Total operating revenues	160,721	111,733	17,915
Cost of revenue	51,614	28,280	11,119
Rooms [Member] | Related Party [Member]
Total operating revenues	98,555	72,925	13,088
Cost of revenue	27,149	16,798	7,277
Food and Beverage [Member]
Total operating revenues	89,660	62,426	17,489
Cost of revenue	80,081	54,741	24,403
Food and Beverage [Member] | Related Party [Member]
Total operating revenues	55,678	38,513	11,951
Cost of revenue	36,924	25,520	15,501
Entertainment [Member]
Total operating revenues	47,533	61,777	1,649
Cost of revenue	46,500	53,056	2,253
Entertainment [Member] | Related Party [Member]
Total operating revenues	25,703	39,715	499
Cost of revenue	9,051	11,922	2,061
Mall [Member]
Total operating revenues	18,289	10,744	7,189
Cost of revenue	7,336	4,212	4,115
Mall [Member] | Related Party [Member]
Cost of revenue	2,158	1,797	1,588
Retail and Other [Member]
Total operating revenues	3,571	2,858	2,082
Cost of revenue	2,306	1,986	1,200
Retail and Other [Member] | Related Party [Member]
Cost of revenue	$ 1,961	$ 1,621	$ 1,005